Leases - Maturities of lease liabilities (Details)	Dec. 31, 2023 USD ($)
Finance lease
Year ending December 31, 2024	$ 0
Year ending December 31, 2025	0
Year ending December 31, 2026	0
Year ending December 31, 2027	0
Total lease payments	0
Less: imputed interest	0
Present value of lease liabilities	0
Operating leases
Year ending December 31, 2024	2,106,680
Year ending December 31, 2025	509,924
Year ending December 31, 2026	267,157
Year ending December 31, 2027	65,876
Total lease payments	2,949,638
Less: imputed interest	(145,230)
Present value of lease liabilities	$ 2,804,408